Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
RMB:1USD	6.3588	6.5277
Profits/Loss [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of exchange rates [Line Items]
RMB:1USD	6.4499	6.9001